Metropolitan Tower Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Heather Harker

Assistant General Counsel

Legal Affairs

Phone: 917-287-6472

September 5, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	General American Separate Account Twenty-Eight
File No. 811-07248

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2025, of the underlying funds (each a “Periodic Report”) are incorporated herein by reference as the reports sent to contract owners of General American Separate Account Twenty-Eight of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Periodic Report for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452; and

The Periodic Report for certain portfolios of Brighthouse Funds Trust II is incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Heather Harker

Heather Harker, Esq.
Assistant General Counsel
Metropolitan Tower Life Insurance Company